Overview and Summary of Significant Accounting Policies - Stock-Based Compensation (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Vesting period			4 years
Stock-based compensation expense	$ 328,978	$ 15,849	$ 31,487	$ 15,154	$ 1,490
Restricted Stock Units (RSUs)
Stock-Based Compensation [Abstract]
Stock-based compensation expense			$ 0